Other liabilities	12 Months Ended
Dec. 31, 2025
Other Liabilities
Other liabilities

Note 10 – Other liabilities

Other liabilities were mainly convertible promissory note. As of December 31, 2025 and 2024, the balance of other liabilities were nil and $2,856,120, respectively. The outstanding balances of December 31, 2024 were converted to common stock on January 24, 2025.